Plant, Property and Equipment, Net (Details) - Schedule of plants, property and equipment, stated at cost less accumulated depreciation - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 22,461,638	$ 3,792,577
Construction in progress	20,135,220
Less: accumulated depreciation	(1,128,475)	(441,256)
Property and equipment, net	41,468,383	3,351,321
Building [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	4,656,184	3,061,496
Machines [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	16,341,419
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	332,113	106,266
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	587,131	100,148
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	139,650	82,104
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 405,141	$ 442,563